Revenue From Contract With Customer - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue remaining performance obligations	$ 3.3
Portion of the remaining performance obligations that is current	70.00%
Impairment losses recognized on capitalized contract	$ 1.5	$ 1.0	$ 0.0
Minimum | Accounting Standards Update 2014-09 [Member] | Deferred Contract Costs [Member]
Capitalized contract cost amortization period	1 year
Maximum | Accounting Standards Update 2014-09 [Member] | Deferred Contract Costs [Member]
Capitalized contract cost amortization period	3 years